Property and Equipment (Details Narrative) (USD $)	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Depreciation and amortization expense	$ 4,379	$ 5,889	$ 988	$ 2,790